Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 - Related Party Transactions

On February 19, 2016, the Company entered into a securities escrow agreement (the “Securities Escrow Agreement”) with Charles Allen its Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, its Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”). Pursuant to the Securities Escrow Agreement and for the benefit of the Company’s public shareholders the Principal Stockholders voluntarily agreed to place stock certificates representing 400,000 shares of Common Stock (the “Escrow Shares”) into escrow.

The return of 200,000 escrowed shares (the “Listing Escrow Shares”) to the Principal Stockholders shall be based upon the successful listing of the Company’s Common Stock on a National Stock Exchange on or before December 31, 2016 (the “Listing Condition”). The Listing Escrow Shares will be returned to the Company for cancelation for no consideration if the Company fails to achieve the Listing Condition. The return of 200,000 escrowed shares (the “Merger Escrow Shares”) to the Principal Stockholders shall be based upon the successful consummation of the merger with Spondoolies on or before December 31, 2016 (the “Merger Condition”). The Merger Escrow Shares will be returned to the Company for cancelation for no consideration if the Company fails to achieve the Merger Condition.

Pursuant to the June 3, 2016 Amendment Agreement (as defined in Note 5) the Principal Stockholders each received $86 in connection with their pro-rata portion of the Payment (as defined in Note 5). In April 2015, the Principal Stockholders each subscribed for $20,000 in the Subscription Agreement (as defined in Note 5) for an aggregate of $40,000.

On January 30, 2017, the Company received 24,000,000 shares of Common Stock for cancelation for no consideration (the “Escrow Shares”). The Escrow Shares were placed in escrow by Charles Allen our Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, our Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”) pursuant a securities escrow agreement dated February 19, 2016 (the “Securities Escrow Agreement”).

Pursuant to the Securities Escrow Agreement and for the benefit of the Company’s public shareholders the Principal Stockholders voluntarily agreed to place stock certificates representing the Escrow Shares into escrow. The Company failed to list the Company’s Common Stock on a national securities exchange on or before December 31, 2016 and failed to consummated the merger with Spondoolies-Tech Ltd. on or before December 31, 2016. The escrow agent returned the shares to the Company for cancelation for no consideration.

On January 30, 2017, the Company received 24,000,000 pre-split shares (400,000 shares post-split) of Common Stock for cancelation for no consideration (the “Escrow Shares”). The Escrow Shares were placed in escrow by Charles Allen our Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, our Chief Operating Officer and corporate secretary (collectively, the “Principal Stockholders”) pursuant to a securities escrow agreement dated February 19, 2016 (the “Securities Escrow Agreement”). The Company recorded an adjustment to additional paid-in capital for $400 related to this transaction.